Notes Receivable, Net - Schedule of Notes Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Notes Receivable, Net [Abstract]
Notes receivable	$ 975,227	$ 384,931
Less: allowance for expected credit loss	(8,780)	(3,053)
Notes receivable, net	$ 966,447	$ 381,878